Notes Related to the Consolidated Statement of Income (Loss) - Summary of Number of Outstanding Free Share (Detail) - Free Shares (“AGA”) Plan [member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Outsatnding, beginning balance	217,447	111,261
Granted during the year	154,440	114,777	111,261
Forfeited during the year	(27,391)	(1,017)
Acquired during the year	(2,476)	(7,574)
Outstanding, ending balance	342,020	217,447	111,261